UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2006

Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2911 Turtle Creek Blvd.
      	 Suite 800
	 Dallas, TX  75219

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 219-1416

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX		March 31, 2006
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	92
Form 13F Information Table Value Total:	$223,481,000



List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES         COM              01741R102     3227    52745 SH       SOLE                    50000              2745
ALLIANCE DATA SYSTEMS          COM              018581108     3281    70150 SH       SOLE                    68400              1750
AMERADA HESS CORP              COM              023551104     3275    23000 SH       SOLE                    22900               100
AMERICAN EXPRESS CO            COM              025816109     2945    56040 SH       SOLE                    54400              1640
ASSURANT INC                   COM              04621X108     3292    66835 SH       SOLE                    63900              2935
AT&T CORP COM                  COM              00206R102     3735   138125 SH       SOLE                   132800              5325
AUTODESK INC                   COM              052769106     2672    69375 SH       SOLE                    65200              4175
BANK OF AMERICA CORP.          COM              060505104     3346    73470 SH       SOLE                    66200              7270
BEAR STEARNS COS. INC.         COM              073902108     2535    18275 SH       SOLE                    16800              1475
BOEING CO.                     COM              097023105     3637    46670 SH       SOLE                    42900              3770
BOYD GAMING CORP               COM              103304101     1998    40015 SH       SOLE                    38300              1715
BRADY CORP                     COM              104674106      518    13820 SH       SOLE                    13300               520
BURLINGTON NORTHERN            COM              12189T104     2617    31400 SH       SOLE                    30400              1000
CAPITAL ONE FINL CORP          COM              14040H105     3106    38575 SH       SOLE                    35600              2975
CARNIVAL CORP. CL. A           COM              143658102     1522    32125 SH       SOLE                    30700              1425
CATERPILLAR INC.               COM              149123101     3745    52150 SH       SOLE                    47000              5150
CHARMING SHOPS                 COM              161133103      403    27100 SH       SOLE                    27100
CHATTEM INC                    COM              162456107      451    11980 SH       SOLE                    10025              1955
CHICAGO MERCANTILE HLD         COM              167760107     2860     6390 SH       SOLE                     6000               390
CIGNA CORP                     COM              125509109     3370    25800 SH       SOLE                    24100              1700
CISCO SYS INC                  COM              17275R102     3446   159020 SH       SOLE                   147900             11120
CITY NATL CORP                 COM              178566105      534     6955 SH       SOLE                     6600               355
COACH INC                      COM              189754104     3201    92580 SH       SOLE                    86660              5920
COGNIZANT TECHNOLOGY           COM              192446102      612    10280 SH       SOLE                     9000              1280
CONOCO PHILLIPS                COM              20825c104      207     3270 SH       SOLE                                       3270
CORNING INC                    COM              219350105     3810   141545 SH       SOLE                   132100              9445
COSTCO WHOLESALE CORP.         COM              22160k105     3933    72625 SH       SOLE                    68600              4025
COVANCE INC                    COM              222816100     3088    52560 SH       SOLE                    47430              5130
CSX CORP                       COM              126408103     1184    19800 SH       SOLE                    18300              1500
DARDEN RESTAURANTS, INC.       COM              237194105      465    11340 SH       SOLE                    11200               140
DAVITA INC                     COM              23918K108     2463    40900 SH       SOLE                    40900
EDISON INTL COM                COM              281020107     1854    45025 SH       SOLE                    44100               925
EXXON MOBIL CORP               COM              30231G102     3044    50021 SH       SOLE                    45200              4821
FASTENAL CO                    COM              311900104     1344    28380 SH       SOLE                    28380
FEDEX CORP                     COM              31428X106     2345    20760 SH       SOLE                    20200               560
GENENTECH INC                  COM              368710406     3390    40110 SH       SOLE                    39600               510
GENERAL ELEC CO                COM              369604103     1314    37779 SH       SOLE                    35300              2479
GOLDEN WEST FINANCIAL          COM              381317106     2359    34740 SH       SOLE                    33540              1200
GOLDMAN SACHS GROUP            COM              38141G104     3315    21120 SH       SOLE                    19400              1720
HARTFORD FINL SVCS             COM              416515104     3112    38640 SH       SOLE                    36000              2640
HILTON HOTELS CORP             COM              432848109      527    20680 SH       SOLE                    18300              2380
HUMANA INC                     COM              444859102      518     9845 SH       SOLE                     9200               645
INDYMAC BANCORP INC            COM              456607100      344     8400 SH       SOLE                     8400
INGERSOLL-RAND COMPANY         COM              G4776g101     3479    83240 SH       SOLE                    77900              5340
INTEL CORP                     COM              458140100     1996   102545 SH       SOLE                    89300             13245
INTERNATIONAL BUS MACH         COM              459200101     2542    30825 SH       SOLE                    29000              1825
INTERSIL CORP                  COM              46069S109      490    16930 SH       SOLE                    16800               130
JOHNSON & JOHNSON              COM              478160104     3656    61740 SH       SOLE                    56600              5140
JP MORGAN & CO.                COM              616880100     3467    83265 SH       SOLE                    76600              6665
LEHMAN BROS. HLDG.             COM              524908100     2560    17715 SH       SOLE                    17000               715
LUBRIZOL CORP                  COM              549271104     3054    71265 SH       SOLE                    69100              2165
MARRIOTT INTL INC              COM              571903202     1483    21615 SH       SOLE                    21000               615
MCDONALDS CORP                 COM              580135101     2292    66700 SH       SOLE                    62400              4300
MICROSOFT CORP                 COM              594918104     3632   133485 SH       SOLE                   122500             10985
MOTOROLA INC                   COM              620076109     4065   177453 SH       SOLE                   161600             15853
NATIONAL FUEL GAS CO.          COM              636180101      600    18350 SH       SOLE                    14900              3450
NIKE INC                       COM              654106103     2177    25580 SH       SOLE                    24700               880
NORDSTROM INC                  COM              655664100     3267    83380 SH       SOLE                    80100              3280
NUCOR CORP                     COM              670346105      796     7600 SH       SOLE                     7600
NVIDIA CORP                    COM              67066G104     4274    74640 SH       SOLE                    72700              1940
OCCIDENTAL PETE CORP           COM              674599105     4024    43430 SH       SOLE                    41300              2130
OFFICE DEPOT INC               COM              676220106     3289    88325 SH       SOLE                    84500              3825
OMNIVISION TECH                COM              682128103     2526    83650 SH       SOLE                    82000              1650
ON SEMICONDUCTOR CORP.         COM              682189105      348    47880 SH       SOLE                    47000               880
PENNEY J C INC                 COM              708160106     2474    40960 SH       SOLE                    36700              4260
PEPSICO INC                    COM              713448108     4202    72705 SH       SOLE                    67900              4805
PHILLIPS VAN HUESEN            COM              718592108     3177    83150 SH       SOLE                    80600              2550
PLATINUM UNDERWRITER           COM              G7127P100      207     7100 SH       SOLE                     6900               200
POWERWAVE TECHNOLOGIES         COM              739363109      314    23300 SH       SOLE                    23300
PRIVATEBANCORP INC             COM              742962103      574    13840 SH       SOLE                    13560               280
PROCTOR & GAMBLE               COM              742718109     3775    65510 SH       SOLE                    61200              4310
R H DONNELLEY CORP             COM              74955W307      611    10485 SH       SOLE                    10100               385
ROWAN COS INC                  COM              779382100     4900   111460 SH       SOLE                   103000              8460
SAFECO CORP.                   COM              786429100     2332    46445 SH       SOLE                    44000              2445
SEMPRA ENERGY                  COM              816851109      836    17990 SH       SOLE                    16800              1190
SKYWEST INC.                   COM              830879102      450    15370 SH       SOLE                    14900               470
SMITH INTL INC                 COM              832110100     4245   108970 SH       SOLE                   106300              2670
SOVEREIGN BANCORP INC          COM              845905108      333    15180 SH       SOLE                    14800               380
SUNOCO INC                     COM              86764P109     2326    29980 SH       SOLE                    29200               780
TARGET CORP.                   COM              239753106     3796    72985 SH       SOLE                    67400              5585
TEVA PHARMACEUTICAL            COM              881624209     4620   112200 SH       SOLE                   104200              8000
TEXTRON INC                    COM              883203101     4598    49235 SH       SOLE                    45630              3605
TXU CORP COM                   COM              873168108     2654    59300 SH       SOLE                    56800              2500
UNIONBANCAL CORP               COM              908906100     2550    36340 SH       SOLE                    34700              1640
UNITED TECHNOLOGIES CP         COM              913017109     3389    58460 SH       SOLE                    54500              3960
UNITEDHEALTH GROUP             COM              91324P102     3981    71272 SH       SOLE                    64916              6356
VERISIGN INC                   COM              92343E102     2958   123310 SH       SOLE                   120115              3195
VERIZON COMMUNICATIONS         COM              92343V104     2642    77568 SH       SOLE                    72900              4668
VULCAN MATERIALS CO.           COM              929160109      969    11180 SH       SOLE                    10600               580
WACHOVIA CORP                  COM              929771103     3967    70769 SH       SOLE                    66400              4369
WESTERN GAS RES                COM              958259103      347     7200 SH       SOLE                     7200
WILMINGTON TRUST CORP          COM              971807102     3297    76045 SH       SOLE                    73000              3045